Investments in joint ventures and associates - Narrative (Details) £ in Millions	12 Months Ended
	Mar. 31, 2020 GBP (£) joint_venture	Mar. 31, 2019 GBP (£)
Disclosure of joint ventures [line items]
Number of joint ventures | joint_venture	3
Millennium Pipeline Company LLC
Disclosure of joint ventures [line items]
Proportion of ownership interest in associate	26.25%
Joint ventures
Disclosure of joint ventures [line items]
Capital commitments | £	£ 240	£ 18
BritNed
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	50.00%
Nemo
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	50.00%
Emerald
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	51.00%